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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F Cover Page
                              -------------------

Report for the Calendar Year or Quarter Ended:  03-31-08
                                                --------

Check here if Amendment [X];  Amendment Number:    1
                                                --------
This Amendment (Check only one):    [ ] is a restatement
                                    [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:        RG Capital Management, L.P.
             ------------------------------------
Address:     Three Bala Plaza East, Suite 501
             ------------------------------------
             Bala Cynwyd, PA 19004
             ------------------------------------

Form 13F File Number:   28-10367
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria R. McGarry
        ------------------------------------
Title:  Chief Compliance Officer
        ------------------------------------
Phone:  610-617-5900
        ------------------------------------

Signature, Place, and Date of Signing:

   /s/ Maria R. McGarry           Bala Cynwyd, PA            May 20, 2008
   --------------------           ---------------            ------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                               FORM 13F SUMMARY PAGE

                                  REPORT SUMMARY:
                                  ---------------


Number of Other Included Managers:             0
                                          -------------

Form 13F Information Table Entry Total:        1
                                          -------------

Form 13F Information Table Value Total:      $30948
                                          -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

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                            FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                    VALUE X   SHARES/           PUT/  INVESTMENT   OTHER    ----------------------
NAME OF ISSUER           TITLE OF CLASS    CUSIP    ($1000)   PRN AMT   SH/PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
----------------------   --------------  ---------  -------   --------  ------  ----  ----------  --------  --------  ------  ----
BARRICK GOLD CORP CONV   CONVRT BONDS    725906AK7   30948    17000000   PRN             SOLE               17000000   0        0
